Supplement dated February 2, 2009

to the Prospectuses

(Class A, B, C, F, P, R2, and R3 Shares)

LORD ABBETT AFFILIATED FUND	LORD ABBETT LARGE CAP GROWTH FUND

LORD ABBETT BLEND TRUST

LORD ABBETT SECURITIES TRUST

Lord Abbett Small Cap Blend Fund

Lord Abbett Strategic Allocation Fund

- Alpha Strategy Fund
LORD ABBETT BOND DEBENTURE FUND	Lord Abbett International Dividend Income
Fund
LORD ABBETT DEVELOPING GROWTH FUND	Lord Abbett Micro Cap Growth Fund
Lord Abbett Micro Cap Value Fund
LORD ABBETT INVESTMENT TRUST
Lord Abbett Convertible Fund
Lord Abbett Core Fixed Income Fund
Lord Abbett Floating Rate Fund
Lord Abbett High Yield Fund
Lord Abbett Income Fund
Lord Abbett Short Duration Income Fund
Lord Abbett Total Return Fund
Lord Abbett Strategic Allocation Funds
- Balanced Strategy Fund
- Diversified Equity Strategy Fund
- Diversified Income Strategy Fund
- Growth & Income Strategy Fund

Effective February 2, 2009, the following replaces “Your Investment – Sales Charges – Reducing Your Class A Front-End Sales Charge – Letter of Intention” in the Prospectuses:

•                  Letter of Intention – In order to reduce your Class A front-end sales charge, a Purchaser may combine purchases of Class A, B, C, and P shares of any Eligible Fund the Purchaser intends to make over the next 13 months in determining the applicable sales charge.   The 13-month Letter of Intention period commences on the day that the Letter of Intention is received by the Fund, and the Purchaser must tell the Fund that later purchases are subject to the Letter of Intention.  Purchases submitted prior to the date the Letter of Intention is received by the Fund are not counted toward the sales charge reduction.  Current holdings under Rights of Accumulation may be included in a Letter of Intention in order to reduce the sales charge for purchases during the 13-month period covered by the Letter of Intention.  Shares purchased through reinvestment of dividends or distributions are not included.  Class F, R2, and R3 share holdings may not be combined for these purposes.